CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,500,000	19,600,000
Common stock, shares issued	9,750,427	9,676,677
Common stock, shares outstanding	9,750,427	9,676,677
Novus Capital Corp [Member]
Common stock subject to possible redemption, shares	9,235,987
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001
Common stock, shares authorized	30,000,000
Common stock, shares issued	3,414,013
Common stock, shares outstanding	3,414,013